Trade payables and accrued liabilities	3 Months Ended
Mar. 31, 2021
Trade payables and accrued liabilities
Trade payables and accrued liabilities

9.Trade payables and accrued liabilities

	March 31,	December 31,
	2021	2020
Trade payables	$1,673,223	$1,001,773
Due to related parties (Note 19)	12,435	280,432
Accrued liabilities	1,206,687	2,179,134
	$2,892,345	$3,461,339